INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
CONTINUING OPERATIONS
Sales	$ 704,769	$ 737,994	$ 1,313,441	$ 1,423,958
Cost of goods sold	623,298	517,283	1,151,660	934,110
GROSS MARGIN	81,471	220,711	161,781	489,848
INCOMES (EXPENSES)
Administrative	(37,181)	(43,957)	(66,951)	(82,099)
Selling and marketing	(44,787)	(47,912)	(84,459)	(94,871)
Other operating expenses	(8,819)	(20,765)	(21,293)	(40,676)
Finance costs	(11,895)	(29,744)	(24,808)	(51,597)
Reorganization costs	(18,577)		(38,586)
Restructuring Costs		(7,118)		(7,118)
Gain on September 2020 Recapitalization transaction, net		52,152		50,341
Unrealized gain (loss) of derivative instruments and other	287,515	(84,968)	579,652	(7,619)
Realized gain (loss) of derivative instruments	49,134	(85,457)	66,346	(219,903)
Unrealized gain on investment	29,000		29,000
Other expenses, net	(57)	(2,425)	(546)	(3,057)
Profit (loss) from continuing operations before income taxes	325,804	(49,483)	600,136	33,249
Provision (recovery) for income taxes	(245)	673	(1,212)	1,307
PROFIT (LOSS) FROM CONTINUING OPERATIONS	326,049	(50,156)	601,348	31,942
DISCONTINUED OPERATIONS
Loss after tax from discontinued operations		(1,210)		(4,158)
PROFIT (LOSS) FOR THE PERIOD	326,049	(51,366)	601,348	27,784
Attributable to:
Shareholders of Just Energy	326,046	(51,250)	601,408	27,897
Non-controlling interest	3	(116)	(60)	(113)
PROFIT (LOSS) FOR THE PERIOD	$ 326,049	$ (51,366)	$ 601,348	$ 27,784
Earnings per share from continuing operations
Basic	$ 6.78	$ (4.37)	$ 12.51	$ 2.99
Diluted	6.66	(4.37)	12.29	2.97
Loss per share from discontinued operations
Basic		(0.10)		(0.39)
Diluted		(0.10)		(0.39)
Earnings per share available to shareholders
Basic	6.78	(4.47)	12.51	2.60
Diluted	$ 6.66	$ (4.47)	$ 12.29	$ 2.58